Income Taxes (Details 3) - USD ($)	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 441,000	$ 437,000
Gross increases – tax positions in prior years	28,000
Gross decreases – tax positions in prior years		(3,000)
Gross increases – current period tax positions	177,000	71,000
Tax years closed	(75,000)	(64,000)
Unrecognized tax benefits, end of year	$ 571,000	$ 441,000